UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chapman Capital L.L.C.
Address:   Pacific Corporate Towers
           222 N. Sepulveda Blvd.
           El Segundo, CA  90245

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ John K. Matthews
        -------------------------
Title:  Senior Accountant
        -------------------------
Phone:  (310) 662-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ John K. Matthews                     El Segundo, CA               2/11/2004
--------------------------               --------------               ---------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          103
                                         -----------
Form 13F Information Table Value Total:     $114,197
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AIR PRODS                      PUT              0091580OK      155     500     PUT  SOLE    NO           500      -    -
ALLERGAN INC                   PUT              0184900PP      626    1170     PUT  SOLE    NO          1170      -    -
ALLIED CAPITAL CORP            PUT              01903QCMX        2     150     PUT  SOLE    NO           150      -    -
ALLIED CAPITAL CORP            PUT              01903Q2NX       28    1020     PUT  SOLE    NO          1020      -    -
AMERICAN COMMUNITY PROPERTIES  COM              02520N106      720   89500          SOLE    NO         89500      -    -
AMPHENOL CORP                  PUT              0320950SM      139     250     PUT  SOLE    NO           250      -    -
ANGELO MAXIES                  COM              034741108       85   60000          SOLE    NO         60000      -    -
ARMOR HLDGS INC                PUT              0422600QE       33     200     PUT  SOLE    NO           200      -    -
ARMSTRONG HOLDINGS INC K       COM              042384107       87   80000          SOLE    NO         80000      -    -
BAIRNCO CORP                   COM              057097107      644  106500          SOLE    NO        106500      -    -
BJ'S WHOLESALE CLUB INC        COM              05548J106     3894  169600          SOLE    NO        169600      -    -
BOISE CASCADE CORP             COM              097383103     9858  300000          SOLE    NO        300000      -    -
BRILLIAN CORP                  COM              10949P107      327   38900          SOLE    NO         38900      -    -
BRISTOL MYERS USD              CALL             1101223AD      860    1000     CALL SOLE    NO          1000      -    -
CENES PHARMACEUTICALS          COM              G2422F105      341 2467084          SOLE    NO       2467084      -    -
CINAR CORP CL B                COM              171905300     3962 1097450          SOLE    NO       1097450      -    -
CIRCUIT CITY                   COM              172737108      507   50000          SOLE    NO         50000      -    -
CITIGROUP INC LITIGATION       RIGHTS           172967127      111  105000          SOLE    NO        105000      -    -
CONCORD EFS INC                COM              206197105     8904  600000          SOLE    NO        600000      -    -
CONCORD EFS INC                CALL             2061971CB       98     200     CALL SOLE    NO           200      -    -
CONCORD EFS INC                CALL             2061970AM      150     395     CALL SOLE    NO           395      -    -
CONCORD EFS INC                PUT              2061970MB       53    3000     PUT  SOLE    NO          3000      -    -
CONCORD EFS INC                PUT              2061970OM        8     440     PUT  SOLE    NO           440      -    -
CONSECO INC                    COM              208464883      218   10000          SOLE    NO         10000      -    -
CONSECO INC                    WARRENTS         208464123      516   71652          SOLE    NO         71652      -    -
CONSECO LITIGATION TRACKING    RIGHTS           20847D9O6      101  676485          SOLE    NO        676485      -    -
CONSECO LITIGATION TRACKING    RIGHTS           20846D9O7        8   55400          SOLE    NO         55400      -    -
CONSECO LITIGATION TRACKING    RIGHTS           20846F9O2       22  148900          SOLE    NO        148900      -    -
CONSECO LITIGATION TRACKING    RIGHTS           20846M9O7        7   44900          SOLE    NO         44900      -    -
CORE MOLDING TECH              COM              218683100      311  106400          SOLE    NO        106400      -    -
COUNTRYWIDE FINANCIAL CORP     COM              222372104     1517   20000          SOLE    NO         20000      -    -
COUNTRYWIDE FINANCIAL CORP     PUT              2223721PS      820     900     PUT  SOLE    NO           900      -    -
DANAHER CORP                   PUT              2358510OP       20     200     PUT  SOLE    NO           200      -    -
DANAHER CORP                   PUT              2358510OS      256     430     PUT  SOLE    NO           430      -    -
DANAHER CORP                   PUT              2358510RS      765    1000     PUT  SOLE    NO          1000      -    -
DEL GLOBAL TECHNOLOGIES CORP   COM              245073101      108   54000          SOLE    NO         54000      -    -
DST SYSTEMS INC                COM              233326107     2088   50000          SOLE    NO         50000      -    -
EL PASO CORP                   CALL             28336L1AA      116     330     CALL SOLE    NO           330      -    -
ENTERASYS NETWORKS INC         CALL             2936370AZ      121     950     CALL SOLE    NO           950      -    -
EPLUS INC                      COM              294268107      606   49100          SOLE    NO         49100      -    -
FACTORY 2-U STORES INC         COM              303072102       32   23400          SOLE    NO         23400      -    -
FIRST AVENUE  NETWORKS, INC    COM              31865X106       34   12500          SOLE    NO         12500      -    -
FIRST DATA CORP                COM              319963104     1397   34000          SOLE    NO         34000      -    -
FLAMEMASTER CORP               COM              338490105      219   36200          SOLE    NO         36200      -    -
FOOTSTAR INC                   COM              344912100     4113 1068200          SOLE    NO       1068200      -    -
FOREST LABS INC                PUT              3458384ML       50     500     PUT  SOLE    NO           500      -    -
FOREST LABS INC                PUT              3458380MM      188     500     PUT  SOLE    NO           500      -    -
HEWLETT PACKARD CO             CALL             4282365AC      254     320     CALL SOLE    NO           320      -    -
HILTON HOTELS CORP             PUT              4328480PW      165    1400     PUT  SOLE    NO          1400      -    -
HONEYWELL INTERNATIONAL        CALL             4385160AD      670     500     CALL SOLE    NO           500      -    -
HOT TOPIC INC                  PUT              4413390QZ      460    1000     PUT  SOLE    NO          1000      -    -
INTERACTIVE CORP               PUT              45840Q0MH      185     300     PUT  SOLE    NO           300      -    -
INTERNATIONAL GAME TECHNOLOGY  PUT              4599021SH      417     700     PUT  SOLE    NO           700      -    -
IRIS INTL INC                  COM              46270W105      182   30000          SOLE    NO         30000      -    -
JPS INDUSTRIES, INC.           COM              46624E405      676  267000          SOLE    NO        267000      -    -
JUPITER MEDIA METRIXINC        COM              48206U104       70  580100          SOLE    NO        580100      -    -
LEXAR MEDIA INC                PUT              0375980RC       52     250     PUT  SOLE    NO           250      -    -
LEXAR MEDIA INC                PUT              52886P0RE      214     250     PUT  SOLE    NO           250      -    -
MCDERMOTT INTL INC             COM              580037109     9969  834200          SOLE    NO        834200      -    -
MCWATTERS MINING INC           COM              582905501        0   10000          SOLE    NO         10000      -    -
MEDIA 100 INC                  COM              58440W105      132  253369          SOLE    NO        253369      -    -
MEDIALINK WORLDWIDE INC        COM              58445P105      411  124950          SOLE    NO        124950      -    -
MEDTRONIC INC                  COM              585055106     1944   40000          SOLE    NO         40000      -    -
MEDTRONIC INC                  PUT              5850550MJ      168    1000     PUT  SOLE    NO          1000      -    -
MODTECH HOLDINGS INC           COM              60783C100      717   85300          SOLE    NO         85300      -    -
MOLEX USD'A'                   COM              608554200      286    9750          SOLE    NO          9750      -    -
MONSANTO COMPANY               CALL             61166W2AC      690     500     CALL SOLE    NO           500      -    -
MONSANTO COMPANY               CALL             61166W2AV      285     175     CALL SOLE    NO           175      -    -
MVC CAP                        COM              553829102     2996  375000          SOLE    NO        375000      -    -
NATHANS FAMOUS INC             COM              632347100      103   20500          SOLE    NO         20500      -    -
NEW YORK COMMUNITY BANCORP     PUT              6494451PH      375    1200     PUT  SOLE    NO          1200      -    -
NOVOSTE CORP                   COM              67010C100      287   60000          SOLE    NO         60000      -    -
NWH                            COM              62946E106      942   45899          SOLE    NO         45899      -    -
OBIE MEDIA CORP                COM              674391107      155   59200          SOLE    NO         59200      -    -
P & F INDS INC  CL A (NEW)     COM              692830508      219   25000          SOLE    NO         25000      -    -
PEDIATRICS SVCS  AMERICA INC   COM              705323103     1677  174000          SOLE    NO        174000      -    -
PEOPLESOFT INC                 CALL             7127130AC     3080    4000     CALL SOLE    NO          4000      -    -
PEOPLESOFT INC                 CALL             7127130DW     1665    3000     CALL SOLE    NO          3000      -    -
PEOPLESOFT INC                 CALL             7127134AC     4300    5000     CALL SOLE    NO          5000      -    -
PETRO GEO SVC ADR              COM              716599105      200    5121          SOLE    NO          5121      -    -
PMR CORP 8/5/04  RIGHT         RIGHTS           69345X114        0   93200          SOLE    NO         93200      -    -
PREVIEW SYSTEMS                COM              741379101       41 1172100          SOLE    NO       1172100      -    -
PRIME MED SVCS INC NEW         COM              74156D108      704  150000          SOLE    NO        150000      -    -
PROGENITOR INC                 COM              743188104        4   14000          SOLE    NO         14000      -    -
RAMBUS                         CALL             7509170AF      129     559     CALL SOLE    NO           559      -    -
SAFEWAY INC                    COM              786514208     1753   80000          SOLE    NO         80000      -    -
SAFEWAY INC                    CALL             7865140CT       92     200     CALL SOLE    NO           200      -    -
SEALED AIR CORP                COM              81211K100    23924  441900          SOLE    NO        441900      -    -
SEALED AIR CORP                CALL             81211K1AB     3087     700     CALL SOLE    NO           700      -    -
SEALED AIR CORP                CALL             81211K0AU     1398     300     CALL SOLE    NO           300      -    -
SEALED AIR CORP                CALL             81211K2AC      571     145     CALL SOLE    NO           145      -    -
SEARS CDA COM                  COM              81234D109      302   24500          SOLE    NO         24500      -    -
SLM CORP                       PUT              78442P0MW       63    1800     PUT  SOLE    NO          1800      -    -
SMART & FINAL INC              COM              831683107     1617  160400          SOLE    NO        160400      -    -
SYMANTEC CORP                  PUT              8715030PG      280    1000     PUT  SOLE    NO          1000      -    -
SYMANTEC CORP                  PUT              8715030PZ      121     700     PUT  SOLE    NO           700      -    -
TENET HEALTHCARE CORP          CALL             88033G2AB      473     700     CALL SOLE    NO           700      -    -
UNITEDHEALTH GROUP INC         PUT              91324P2MH        8     800     PUT  SOLE    NO           800      -    -
UNITEDHEALTH GROUP INC         PUT              91324P2MJ        8     800     PUT  SOLE    NO           800      -    -
US AIRWAYS GROUP INCCL-A       COM              911905503       67   10800          SOLE    NO         10800      -    -
WEBFINANCIAL CP                COM              94767P100      224   90000          SOLE    NO         90000      -    -
WESTFED HLDGS                  BOND             960080AB5      160  100000          SOLE    NO        100000      -    -
WINSTAR COMMUNICATIONS INC     COM              975515602        0   17407          SOLE    NO         17407      -    -


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